Property, Plant and Equipment, Net - Schedule of Future Lease Payments Finance Leases (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	$ 16,063,677	$ 16,672,544
Unearned Interest	1,587,227	2,063,630
Present Value	14,476,450	14,608,914
Less than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	2,779,081	2,459,000
Unearned Interest	612,806	659,212
Present Value	2,166,275	1,799,788
From One to Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross	13,284,596	9,836,000
Unearned Interest	974,421	1,244,808
Present Value	$ 12,310,175	8,591,192
Over Five Years [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Gross		4,377,544
Unearned Interest		159,610
Present Value		$ 4,217,934